Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Compensation for the key management	The compensation given to such key management for the years ended December 31, 2021, 2020 and 2019 are as follows:

(In millions of won)
	2021	2020	2019
Salaries	￦ 5,956	10,029	5,969
Defined benefits plan expenses	2,845	3,459	1,237
Share option	146	158	325

	 ~~￦~~  8,947	13,646	7,531

Transactions with related parties
(3)	Transactions with related parties for the years ended December 31, 2021, 2020 and 2019 are as follows:

(In millions of won)
		2021
Scope	Company	Operating revenue and others		Operating expense and others(*1)	Acquisition of property and equipment
Ultimate Controlling Entity	SK Inc.(*2)	￦	33,253	633,868	82,191

Associates	F&U Credit information Co., Ltd.		3,828	50,029	—
	KEB HanaCard Co., Ltd.		17,962	4,374	—
	SK Wyverns Co., Ltd.(*3)		202	8,203	—
	Daehan Kanggun BcN Co., Ltd.		10,943	—	—
	SK China Company Ltd.(*4)		131,141	—	—
	Others(*5)		11,778	8,356	—

			175,854	70,962	—

Others	SK Innovation Co., Ltd.		53,445	19,093	—
	SK Energy Co., Ltd.		18,970	1,250	—
	SK Geo Centric Co., Ltd. (Formerly, SK Global Chemical Co., Ltd.)		33,435	9	—
	SK TNS Co., Ltd.(*3)		75	6,868	57,903
	SKC Infra Service Co., Ltd.(*3)		26	30,798	8,028
	SK Networks Co., Ltd.(*6)		14,439	1,055,512	24
	SK Networks Service Co., Ltd.		7,292	73,596	3,520
	SK hynix Inc.(*7)		285,104	199	—
	Happy Narae Co., Ltd.		6,899	20,229	133,625
	SK Shieldus Co., Ltd. (Formerly, ADT CAPS Co., Ltd.)(*8)		5,793	18,861	20,382
	Content Wavve Co., Ltd.		174	78,964	—
	Eleven Street Co., Ltd.		2,785	5,699	—
	SK Planet Co., Ltd.		2,048	16,747	6,081
	SK hynix Semiconductor (China) Ltd.		48,546	—	—
	SK hynix system ic (Wuxi) Co., Ltd.		20,807	—	—
	SK ON Hungary Kft. (Formerly, SK Battery Hungary Kft.)		38,413	—	—
	SK RENT A CAR Co., Ltd.		5,843	18,564	—
	DREAMUS COMPANY		795	20,074	396
	SK m&service Co., Ltd.		764	3,670	888
	UbiNS Co., Ltd.		415	42,335	50,847
	Others		156,055	30,762	23,428

			702,123	1,443,230	305,122

		￦	911,230	2,148,060	387,313

(*1)	Operating expense and others include lease payments by the Group.

(*2)	Operating expense and others include  ~~￦~~  248,677 million of dividends paid by the Parent Company.

(*3)	Transactions occurred before the related party relationship terminated.

(*4)	Operating revenue and others include  ~~￦~~  131,141 million of dividends received from SK China Company Ltd. which was deducted from the investment in associates.

(*5)	Operating revenue and others include  ~~￦~~  10,716 million of dividends received from Korea IT Fund which was deducted from the investment in associates.

(*6)	Operating expenses and others include costs for handset purchases amounting to  ~~￦~~  996,910 million.

(*7)	Operating revenue and others include ￦ 170,937 million of dividend income received from SK hynix Inc.

(*8)	Operating revenue and others include ￦ 9,637 million of dividend income received from SK Shieldus Co., Ltd. (Formerly, ADT CAPS Co., Ltd.).

(In millions of won)
		2020
Scope	Company	Operating revenue and others		Operating expense and others(*1)	Acquisition of property and equipment
Ultimate Controlling Entity	SK Inc.(*2)	￦	40,717	596,509	76,534

Associates	F&U Credit information Co., Ltd.		3,484	51,228	—
	SK hynix Inc.(*3)		316,001	267	—
	KEB HanaCard Co., Ltd.		683	3,065	—
	SK Wyverns Co., Ltd.		1,279	19,354	—
	Content Wavve Co., Ltd.		446	56,631	—
	Others(*4)		65,431	12,511	78

			387,324	143,056	78

Others	SK Ecoplant Co., Ltd. (Formerly, SK Engineering & Construction Co., Ltd.)		12,349	238	—
	SK Innovation Co., Ltd.		38,999	18,464	—
	SK Networks Co., Ltd.(*5)		13,893	1,022,976	32
	SK Networks Services Co., Ltd.		6,936	76,653	2,023
	SK Telesys Co., Ltd.		388	10,751	30,453
	SK TNS Co., Ltd.		1,118	43,767	496,460
	SK Energy Co., Ltd.		16,009	296	—
	SK hynix Semiconductor (China) Ltd.		73,683	—	—
	SK ON Hungary Kft. (Formerly, SK Battery Hungary Kft.)		19,394	—	—
	SK Geo Centric Co., Ltd. (Formerly, SK Global Chemical Co., Ltd.)		20,667	9	—
	SK Global Chemical International Trading (Shanghai) Co., Ltd.		15,898	8	—
	HappyNarae Co., Ltd.		9,871	17,361	129,621
	Others		102,141	128,268	83,693

			331,346	1,318,791	742,282

		￦	759,387	2,058,356	818,894

(*1)	Operating expense and others include lease payments by the Group.

(*2)	Operating expense and others include  ~~￦~~  216,241 million of dividends paid by the Parent Company.

(*3)
Operating revenue and others include

~~￦~~

146,100 million of dividends received from SK hynix Inc. which was deducted from the investment in associates and

~~￦~~

70,495 million of disposal amounts of Yongin SK Academy training facility.

(*4)	Operating revenue and others include  ~~￦~~  18,749 million of dividends declared by Korea IT Fund and Pacific Telecom Inc. and UniSK which was deducted from the investments in associates.

(*5)	Operating expenses and others include costs for handset purchases amounting to  ~~￦~~  961,167 million.

(In millions of won)
		2019
Scope	Company	Operating revenue and others		Operating expense and others(*1)	Acquisition of property and equipment
Ultimate Controlling Entity	SK Inc.(*2)	￦	53,507	612,248	95,426

Associates	F&U Credit information Co., Ltd.		2,293	55,179	—
	SK hynix Inc.(*3)		273,047	481	—
	KEB HanaCard Co., Ltd.		832	1,901	—
	SK Wyverns Co., Ltd.		1,399	21,528	—
	Others(*4)		17,286	13,864	457

			294,857	92,953	457

Others	SK Ecoplant Co., Ltd. (Formerly, SK Engineering & Construction Co., Ltd.)		13,339	1,601	7,400
	SK Innovation Co., Ltd.		26,697	2,777	—
	SK Networks Co., Ltd.(*5)		29,321	1,088,443	449
	SK Networks Services Co., Ltd.		1,056	76,671	4,979
	SK Telesys Co., Ltd.		474	9,686	59,392
	SK TNS Co., Ltd.		240	35,824	607,546
	SK Energy Co., Ltd.		16,294	516	—
	SK hynix Semiconductor (China) Ltd.		73,542	—	—
	SK Global Chemical International Trading (Shanghai) Co., Ltd.		14,535	131	—
	HappyNarae Co., Ltd.		6,943	18,121	168,286
	Others		90,307	105,569	109,189

			272,748	1,339,339	957,241

		￦	621,112	2,044,540	1,053,124

(*1)	Operating expense and others include lease payments by the Group.

(*2)	Operating expense and others include ￦ 216,241 million of dividends paid by the Parent Company.

(*3)	Operating revenue and others include  ~~￦~~  219,150 million of dividends received from SK hynix Inc. which was deducted from the investment in associates.

(*4)	Operating revenue and others include  ~~￦~~  11,955 million of dividends declared by Korea IT Fund, UniSK and KIF-Stonebridge IT Investment Fund which was deducted from the investments in associates.

(*5)	Operating expenses and others include costs for handset purchases amounting to  ~~￦~~  1,043,902 million.

Account balances with related parties
(4)	Account balances with related parties as of December 31, 2021 and 2020 are as follows:

(In millions of won)
		December 31, 2021
		Receivables			Payables
Scope	Company	Loans		Accounts receivable — trade, etc.	Accounts payable — other, etc.
Ultimate Controlling Entity	SK Inc.	￦	—	2,092	69,652
Associates	F&U Credit information Co., Ltd.		—	4	5,265
	Wave City Development Co., Ltd.(*1)		—	2,623	—
	Daehan Kanggun BcN Co., Ltd.(*2)		22,147	3,857	—
	KEB HanaCard Co., Ltd.		—	529	48,020
	Others		—	84	1,197

			22,147	7,097	54,482

Others	SK Innovation Co., Ltd.		—	3,022	38,022
	SK Networks Co., Ltd.		—	241	198,631
	Mintit Co., Ltd.		—	17,929	131
	SK hynix Inc.		—	11,526	166
	Happy Narae Co., Ltd.		—	6	49,349
	SK m&service Co., Ltd.		—	1,453	18,921
	SK Shieldus Co., Ltd. (Formerly, ADT CAPS Co., Ltd.)		—	2,649	24,593
	Content Wavve Co., Ltd.		—	183	9,873
	Incross Co., Ltd.		—	3,610	11,829
	Eleven Street Co., Ltd.		—	2,851	7,782
	SK Planet Co., Ltd.		—	668	31,652
	SK RENT A CAR Co., Ltd.		—	116	16,715
	UbiNS Co., Ltd.		—	24	14,932
	Others		—	8,307	29,106

			—	52,585	451,702

		￦	22,147	61,774	575,836

(*1)	As of December 31, 2021, the Parent Company recognized loss allowance amounting to  ~~￦~~  1,102 million on the accounts receivable — trade.

(*2)	As of December 31, 2021, the Parent Company recognized full loss allowance for the balance of loans to Daehan Kanggun BcN Co., Ltd.

(In millions of won)
		December 31, 2020
		Receivables			Payables
Scope	Company	Loans		Accounts receivable — trade, etc	Accounts payable — other, etc
Ultimate Controlling Entity	SK Inc.	￦	—	6,449	64,373
Associates	F&U Credit information Co., Ltd.		—	10	4,699
	SK hynix Inc.		—	33,773	128
	Wave City Development Co., Ltd.(*1)		—	25,782	—
	Daehan Kanggun BcN Co., Ltd.(*2)		22,147	2,779	—
	KEB HanaCard Co., Ltd.		—	352	145,328
	Content Wavve Co., Ltd.		—	283	2,491
	Others		—	9,098	1,686

			22,147	72,077	154,332

Others	SK Ecoplant Co., Ltd. (Formerly, SK Engineering & Construction Co., Ltd.)		—	1,521	152
	SK Innovation Co., Ltd.		—	11,737	44,105
	SK Networks. Co., Ltd.		—	2,245	108,233
	SK Networks Services Co., Ltd.		—	579	7,103
	SK Telesys Co., Ltd.		—	37	9,253
	SK TNS Co., Ltd.		—	263	89,915
	SK Energy Co., Ltd.		—	3,502	1,837
	SK hystec Co., Ltd.		—	494	6,085
	SK hynix Semiconductor (China) Ltd.		—	5,896	—
	SK ON Hungary Kft. (Formerly, SK Battery Hungary Kft.)		—	2,075	—
	SK Geo Centric Co., Ltd. (Formerly, SK Global Chemical Co., Ltd.)		—	1,142	5
	SK Global Chemical International Trading (Shanghai) Co., Ltd.		—	795	21
	HappyNarae Co., Ltd.		—	720	16,534
	Others		—	15,564	120,575

			—	46,570	403,818

		￦	22,147	125,096	622,523

(*1)	As of December 31, 2020, the Parent Company recognized loss allowance amounting to  ~~￦~~  10,880 million on the accounts receivable — trade.

(*2)	As of December 31, 2020, the Parent Company recognized full loss allowance for the balance of loans to Daehan Kanggun BcN Co., Ltd.

(5)
The Group has granted SK REIT Co., Ltd. the right of first offer regarding the disposal of real estate owned by the Group. Whereby, the negotiation period is within 3 to 5 years from June 30, 2021, date of agreement, and the Group has been granted the right by SK REIT Co., Ltd. to lease the real estate in preference to a third party if SK REIT Co., Ltd. purchases the real estate from the Group.

(6)	The details of additional investments and disposal of associates and joint ventures for the year ended December 31, 2021 as presented in note 12.